INCOME TAX (Tables) - Pelican Holdco Inc [Member]	4 Months Ended
Dec. 31, 2025
Schedule of reconciliation of the statutory federal income tax

For the Period from September 5, 2025 (Inception) to December 31, 2025
Deferred tax assets:
Deferred start-up and organizational expenditures	$(18,658)
Total deferred tax assets, net	(18,658)
Valuation allowance	18,658
Deferred tax assets, net of valuation allowance	$-

The reconciliation of the statutory federal income tax with the provision (benefit) for income taxes is as follows:

	For the Period from September 5, 2025 (Inception) to December 31, 2025
Income tax benefit at federal statutory rate	18,658	21.0%
Income tax (benefit) at state statutory rate	-	-
Change in valuation allowance	(18,658)	21.0%
Permanent differences	-	-
Total income tax provision (benefit)	$-	0%

Schedule of reconciliation of the statutory federal income tax

	For the Period from September 5, 2025 (Inception) to December 31, 2025
Income tax benefit at federal statutory rate	18,658	21.0%
Income tax (benefit) at state statutory rate	-	-
Change in valuation allowance	(18,658)	21.0%
Permanent differences	-	-
Total income tax provision (benefit)	$-	0%